Summary of Significant Accounting Policies - Pension Plan and Post Retirement Benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CAD ($)
Defined Benefit Plan Disclosure
Income before income taxes - consolidated	$ 699		$ 812
Net income applicable to common shares	486		769
Deferred income tax expense (recovery) (note 20)	126		$ (91)
Revision of Prior Period, Change in Accounting Principle, Adjustment
Defined Benefit Plan Disclosure
Income before income taxes - consolidated	25
Net income applicable to common shares	19
Earnings per share basic and diluted (in dollars per share) | $ / shares		$ 0.07
Deferred income tax expense (recovery) (note 20)	$ 6
Defined Benefit
Defined Benefit Plan Disclosure
Average remaining service life of active employees	10 years 2 months 12 days		9 years
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Average remaining service life of active employees	13 years		13 years 2 months 12 days